Net Investment In Finance And Sales-type Leases (Minimum Future Lease Payments On Finance And Sales-type Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Net Investment In Finance And Sales-type Leases [Abstract]
2016	$ 93,726
2017	85,143
2018	83,656
2019	75,255
2020	60,865
Thereafter	135,234
Minimum future lease payments on finance and sales-type leases	$ 533,879